Note 18 - Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of supplemental cash flow information [text block]
18.	SUPPLEMENTAL CASH FLOW INFORMATION

	2021	2020	2019
Income taxes and other taxes paid	$104,553	$97,056	$97,442
Interest paid	6,582	27,564	24,547
Interest received	841	35,485	-